Convertible Notes Payable	6 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Convertible Notes Payable

2.	CONVERTIBLE NOTES PAYABLE

In September 2016, the Company issued $4,000 of convertible promissory notes to three unrelated, non affiliate individuals. The notes are convertible at the option of the note holders’ into 20,000 shares of the Company’s common stock at a conversion price of $0.20 per share, are unsecured, bear interest of 1% per annum, and mature on December 31, 2017. The Company determined that there was no beneficial conversion features related to the issuance of any of the notes.